JAK SOLAR ACQUISITION (Details Narrative) - USD ($)		12 Months Ended
	Dec. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 28, 2025	Feb. 03, 2025	Jan. 01, 2024
Business Combination [Line Items]
Preferred stock, par value		$ 0			$ 0.0001
Goodwill		$ 4,487,175
Floor Price				$ 0.70
JAK Solar Loans 1 Limited [Member]
Business Combination [Line Items]
Total consideration		5,727,021
Profit loss		68,231	140,016
JAK Solar Loans 1 Limited [Member] | Purchase Price Allocation [Member]
Business Combination [Line Items]
Total consideration		5,727,021
Goodwill		4,487,175
Acquisition interest income		83,387	$ 101,660
Cash		6,853
Loans receivable		1,194,485				$ 2,099,879
Loan unrecognized		905,394
Accrued interest		82,576
Loan set up costs, net of unamortized costs		36,863
Loan interest receivable		1,645
Acquisition-related costs		$ 106,621
JAK Solar Loans 1 Limited [Member] | One Year Scenarios [Member]
Business Combination [Line Items]
Acquisition interest income	$ 5,504,078
JAK Solar Loans 1 Limited [Member] | Two Year Scenarios [Member]
Business Combination [Line Items]
Acquisition interest income	$ 5,968,353
JAK Solar Loans 1 Limited [Member]
Business Combination [Line Items]
Preferred stock, par value		$ 1.0000
Goodwill		$ 4,260,154
Goodwill writedown		$ 227,021
Fixed price		$ 2.0160
Discount for lack of marketability		30.83%
Stock Price		$ 1.6800
Contractual fixed price		3.012
Floor Price		0.3360
Series C Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, par value		$ 0.0001	$ 0.0001
Series C Preferred Stock [Member] | JAK Solar Loans 1 Limited [Member]
Business Combination [Line Items]
Conversion shares price	$ 0.0001
Stock conversion value	$ 5,500,000	$ 5,500,000
Preferred stock, par value	$ 1.00
Fixed price	$ 3.012
Floor Price		$ 0.336
Series C Preferred Stock [Member] | JAK Solar Loans 1 Limited [Member] | Minimum [Member]
Business Combination [Line Items]
stock conversion rate	4.99%
Series C Preferred Stock [Member] | JAK Solar Loans 1 Limited [Member] | Maximum [Member]
Business Combination [Line Items]
stock conversion rate	9.99%